Derivative Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	£ 290	£ 561
Liabilities	395	929
Inflow | Net settled
Disclosure Of Derivative Financial Instruments [Line Items]
Assets inflow	10	7
Outflow | Net settled
Disclosure Of Derivative Financial Instruments [Line Items]
Liabilities outflow	5	5
Cash flow hedges
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	144	202
Liabilities	68	192
Cash flow hedges | Within one year
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	46	72
Liabilities	52	134
Cash flow hedges | Beyond five years
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0	0
Liabilities	£ 0	£ 0